Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes
Summary of income taxes

	Thousands of Yen	Thousands of Yen	Thousands of Yen
	2021	2020	2019
	Total	Total	Total
(Loss) income before income taxes	¥(414,481)	¥(626,689)	¥32,737
Income taxes
Current	24,767	19,745	10,222
Deferred	551,483	(107,264)	5,739
Total	¥576,250	¥(87,519)	¥15,961

Reconciliation of the differences between the effective income tax rates

	2021	2020	2019
Statutory tax rate	30.6%	30.6%	30.6%
Increases (reductions) in taxes due to:
Change in valuation allowance	(155.9)	(13.2)	(10.2)
Nondeductible expenses	(1.1)	(0.3)	3.2
Inhabitant tax-per capita*	(3.9)	(3.2)	24.5
Stock-based compensation	(14.5)	―	―
Use of operating loss carryforwards	3.9	―	―
Other-net	1.9	0.1	0.7
Effective income tax rate	(139.0)%	14.0%	48.8%
*

Inhabitants tax is imposed on resident corporations in Japan. It consists of the corporation tax calculated as a percentage of national corporation tax and the per capita levy determined based on capital and the number of employees. For the year ended December 31, 2021, the impact of inhabitant tax per capita on the effective tax rate decreased due to fluctuation of (loss) income before income taxes.

Temporary differences giving rise to the deferred tax assets and liabilities

	Thousands of Yen
	2021		2020	2019
Deferred tax assets:
Accounts receivable-trade		¥13,485	¥13,485	¥13,485
Provision for bad debt		50,551	41,700	50,271
Goodwill		―	―	1,135
Other prepaid expenses - currently not deductible		―	―	54,235
Contract liability		―	154,950	―
Asset retirement obligation		91,552	58,543	39,013
Operating lease liability		576,867	505,601	563,660
Operating loss carryforwards		716,518	484,040	95,490
Other		69,603	60,392	51,485
Gross deferred tax assets		1,518,576	1,318,711	868,774
Valuation allowance		(771,441)	(125,376)	(42,395)
Total deferred tax assets		747,135	1,193,335	826,379

Deferred tax liabilities:
Property and equipment		(65,590)	(32,433)	(18,141)
Goodwill		(15,018)	(4,073)	―
Intangible assets		(101,025)	(15,285)	(6,485)
Right-of-use asset - operating lease		(558,538)	(483,437)	(560,336)
Deferred offering costs		―	―	(17,609)
Advances received		―	(1,311)	(1,303)
Other		(6,964)	(1,205)	―
Total deferred tax liabilities		(747,135)	(537,744)	(603,874)
Net deferred tax assets	¥	―	¥655,591	¥222,505

Operating loss carryforwards

Operating loss
carryforwards
(Thousands of Yen)
Years ending December 31:
Between 2022 and 2025	¥133,695
Between 2026 and 2029	160,948
2030 and thereafter	2,045,390
Total	¥2,340,033